Debt	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Debt
10. Debt
The debt outstanding and the carrying value recorded in the Consolidated Balance Sheets at December 31, 2017 and 2016 was comprised as follows (in thousands):

		December 31, 2017		December 31, 2016
Issuer	Commitment	Carrying Value	Fair Value	Carrying Value	Fair Value	Interest rate	Issue Date	Redemption or Maturity Date
PartnerRe Finance A LLC	$250,000	$—	$—	$—	$—	6.875%	May 2008	redeemed November 1, 2016
PartnerRe Finance B LLC	500,000	500,000	534,179	500,000	547,145	5.500%	March 2010	June 1, 2020
PartnerRe Ireland Finance DAC	€750,000	884,824	882,717	773,883	753,499	1.250%	September 2016	September 15, 2026
		$1,384,824	$1,416,896	$1,273,883	$1,300,644
PartnerRe Finance II Inc.	$63,384	$70,989	61,271	$70,989	$66,817	see Note 1	November 2006	see Note 1

Note 1 - 6.440% to December 1, 2016 and quarterly thereafter at an annual rate of 3-month LIBOR plus a margin equal to 2.325%, reset quarterly; external debt redeemable since December 1, 2016 and any unpaid principle due on intercompany note due on December 1, 2066
PartnerRe Finance A LLC, PartnerRe Finance B LLC, and PartnerRe Finance II Inc. (collectively, U.S. finance entities) were utilized to issue U.S. dollar denominated debt. In 2016, the Company formed PartnerRe Ireland Finance DAC (Irish finance entity) in order to issue Euro denominated senior notes.
The U.S. finance entities are wholly-owned by PartnerRe U.S. Corporation, a holding company indirectly 100% owned by the Company. The Irish finance entity is wholly-owned by PartnerRe Holdings Europe Limited, a wholly owned subsidiary of the Company. The proceeds received by the U.S. finance entities upon issuance of debt were provided to PartnerRe U.S. Corporation in exchange for notes receivable for the same principal and interest terms as the related debt issued externally. The proceeds received by the Irish finance entity upon issuance of debt were provided to the Company and PartnerRe U.S. Corporation in exchange for notes receivable.
The Company determined that the U.S. entities were VIEs; however, the Company was not the primary beneficiary and, as a result, did not consolidate the U.S. finance entities. The intercompany notes payable by PartnerRe U.S. Corporation to the U.S. finance entities are recorded within Debt related to senior notes and Debt related to CENts in the Consolidated Balance Sheets and the related interest as interest expense in the Consolidated Statements of Operations.
The Company determined that PartnerRe Ireland Finance DAC is a VIE and the Company is the primary beneficiary. As a result, the debt issued externally has been reflected as Debt related senior notes in the Consolidated Balance Sheets and the related interest as interest expense in the Consolidated Statements of Operations. The cash proceeds and intercompany notes were issued by PartnerRe Ireland Finance DAC to the Company and PartnerRe U.S. Corporation, which has been eliminated on consolidation, together with the related interest.
Debt related to senior notes
On November 1, 2016, PartnerRe Finance A LLC early redeemed the 6.875% notes with an aggregate principle of $250 million notes for a price of $272 million and, as a result, recorded a loss on redemption of debt of $22 million in the Company's Statement of Operations, representing a make whole provision related to future interest foregone as a result of the early retirement.
PartnerRe Finance B LLC has the option to redeem the 5.500% senior notes, in whole or in part, at any time. PartnerRe U.S. Corporation has agreed to pay the related 5.500% note payable to PartnerRe Finance B LLC for any unpaid principal amount on June 1, 2020. Interest on these notes is payable semi-annually at an annual fixed rate of 5.500% and cannot be deferred. These senior notes are ranked as senior unsecured obligations of PartnerRe Finance B LLC and the Company has fully and unconditionally guaranteed all obligations of PartnerRe Finance B LLC related to these senior notes. The Company’s obligations under this guarantee are senior and unsecured and rank equally with all other senior unsecured indebtedness.
The 1.250% senior notes issued by PartnerRe Ireland Finance DAC in 2016 were issued at a price of 99.144% of the principal amount and are listed in the main securities market of the Irish Stock Exchange. Interest is payable annually commencing on September 15, 2017. These senior notes may be redeemed at the option of the issuer, in whole or in part, at any time from September 2021, with any early redemption prior to that date subject to the Bermuda Regulatory Authority's approval. These senior notes are ranked as senior unsecured obligations of PartnerRe Ireland Finance DAC. The Company has fully and unconditionally guaranteed all obligations of PartnerRe Ireland Finance DAC under these senior notes. The Company’s obligations under this guarantee are senior and unsecured and rank equally with all other senior unsecured indebtedness.
Debt related to Capital Efficient Notes (CENts)
In November 2006, PartnerRe Finance II Inc. issued Fixed-to-Floating Rate Junior Subordinated CENts with a principal amount of $250 million and on March 13, 2009, purchased and retired $187 million of this principal amount. As a result, the remaining aggregate principal amount of the CENts is $63 million. In November 2006, PartnerRe U.S. Corporation issued a Fixed-to-Floating Rate promissory note, with a principal amount of $258 million to PartnerRe Finance II Inc. due December 1, 2066. In March 2009, $187 million of the principal amount was extinguished. As a result, the remaining principal amount of the intercompany promissory note, which is included as Debt related to capital efficient notes in the Consolidated Balance Sheet, is $71 million.
The CENts have been redeemable at the option of the issuer, in whole or in part, since December 1, 2016 and are ranked as junior subordinated unsecured obligations of PartnerRe Finance II Inc. The Company has fully and unconditionally guaranteed on a subordinated basis all obligations of PartnerRe Finance II Inc. under the CENts. The Company’s obligations under this guarantee are unsecured and rank junior in priority of payments to the Company’s senior notes.
Interest on both the CENts and the promissory note was payable semi-annually through to December 1, 2016 at an annual fixed rate of 6.440% and payable quarterly thereafter until maturity at an annual rate of 3-month LIBOR plus a margin equal to 2.325%, reset quarterly. Since December 1, 2016, PartnerRe Finance II Inc. has the right to defer one or more interest payments for up to ten years to December 1, 2026.